Goodwill - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Reporting_Unit	Dec. 31, 2021 EUR (€)
Goodwill [Line Items]
Goodwill	€ 4,555.6	€ 4,555.6
Number of reporting units | Reporting_Unit	2
Goodwill accumulated impairment loss	€ 0.0	0.0
RU ASML
Goodwill [Line Items]
Goodwill	4,093.3	4,093.3
RU CLS
Goodwill [Line Items]
Goodwill	€ 462.3	€ 462.3